Liquid Assets Portfolio
Fund Summaries - LIQUID ASSETS PORTFOLIO
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Liquid Assets Portfolio Personal Investment Class, Liquid Assets Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Liquid Assets Portfolio Personal Investment Class, Liquid Assets Portfolio
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees	[1]	0.75%
Other Expenses		0.02%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver and/or Expense Reimbursement	[2]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%
[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least December 31, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Liquid Assets Portfolio Personal Investment Class, Liquid Assets Portfolio	Personal Investment Class	70	270	487	1,110

Principal Investment Strategies of the Fund

The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with Security and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers manage liquidity, for instance, by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Personal Investment Class year-to-date (ended September 30, 2011): 0.02% Best Quarter (ended March 31, 2001): 1.30% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Column	1 Year	5 Years	10 Years	Inception Date
Liquid Assets Portfolio Personal Investment Class, Liquid Assets Portfolio	Personal Investment Class: Inception (1/4/1999)	0.02%	2.33%	2.05%	Jan. 04, 1999

STIC Prime Portfolio
Fund Summaries - STIC PRIME PORTFOLIO
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	STIC Prime Portfolio Personal Investment Class, STIC Prime Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STIC Prime Portfolio Personal Investment Class, STIC Prime Portfolio
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees	[1]	0.75%
Other Expenses		0.04%
Total Annual Fund Operating Expenses		0.94%
Fee Waiver and/or Expense Reimbursement	[2]	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%
[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least December 31, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
STIC Prime Portfolio Personal Investment Class, STIC Prime Portfolio	Personal Investment Class	70	275	496	1,132

Principal Investment Strategies of the Fund

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 60 days, calculated from settlement date. The Fund may also invest in securities whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers manage liquidity, for instance, by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Personal Investment Class year-to-date (ended September 30, 2011): 0.02% Best Quarter (ended March 31, 2001): 1.29% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Column	1 Year	5 Years	10 Years	Inception Date
STIC Prime Portfolio Personal Investment Class, STIC Prime Portfolio	Personal Investment Class: Inception (8/20/1991)	0.02%	2.25%	1.98%	Aug. 20, 1991

Treasury Portfolio
Fund Summaries - TREASURY PORTFOLIO
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Treasury Portfolio Personal Investment Class, Treasury Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Treasury Portfolio Personal Investment Class, Treasury Portfolio
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees	[1]	0.75%
Other Expenses		0.03%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver and/or Expense Reimbursement	[2]	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%
[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least December 31, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Treasury Portfolio Personal Investment Class, Treasury Portfolio	Personal Investment Class	70	272	491	1,121

Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund invests predominately in those securities that are First Tier Securities (defined below) at the time of purchase.

The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Personal Investment Class year-to-date (ended September 30, 2011): 0.02% Best Quarter (ended March 31, 2001): 1.26% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Column	1 Year	5 Years	10 Years	Inception Date
Treasury Portfolio Personal Investment Class, Treasury Portfolio	Personal Investment Class: Inception (8/8/1991)	0.02%	1.95%	1.81%	Aug. 08, 1991

Government & Agency Portfolio
Fund Summaries - GOVERNMENT & AGENCY PORTFOLIO
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Government & Agency Portfolio Personal Investment Class, Government & Agency Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Government & Agency Portfolio Personal Investment Class, Government & Agency Portfolio
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees	[1]	0.75%
Other Expenses		0.03%
Total Annual Fund Operating Expenses		0.88%
Fee Waiver and/or Expense Reimbursement	[2]	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.68%
[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least December 31, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Government & Agency Portfolio Personal Investment Class, Government & Agency Portfolio	Personal Investment Class	69	261	468	1,066

Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (i) the full faith and credit of the U.S. Treasury; (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (iv) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term ratings category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Personal Investment Class year-to-date (ended September 30, 2011): 0.02% Best Quarter (ended March 31, 2001): 1.28% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Column	1 Year	5 Years	10 Years	Inception Date
Government & Agency Portfolio Personal Investment Class, Government & Agency Portfolio	Personal Investment Class: Inception (1/31/2000)	0.02%	2.14%	1.93%	Jan. 31, 2000

Government TaxAdvantage Portfolio
Fund Summaries - GOVERNMENT TAXADVANTAGE PORTFOLIO
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Government TaxAdvantage Portfolio Personal Investment Class, Government TaxAdvantage Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Government TaxAdvantage Portfolio Personal Investment Class, Government TaxAdvantage Portfolio
Management Fees		0.18%
Distribution and/or Service (12b-1) Fees	[1]	0.75%
Other Expenses		0.08%
Total Annual Fund Operating Expenses		1.01%
Fee Waiver and/or Expense Reimbursement	[2]	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%
[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least December 31, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Government TaxAdvantage Portfolio Personal Investment Class, Government TaxAdvantage Portfolio	Personal Investment Class	70	290	527	1,207

Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (i) the full faith and credit of the U.S. Treasury; (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (iv) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.

The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Personal Investment Class year-to-date (ended September 30, 2011): 0.02% Best Quarter (ended December 31, 2006): 1.15% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Column	1 Year	5 Years	Since Inception	Inception Date
Government TaxAdvantage Portfolio Personal Investment Class, Government TaxAdvantage Portfolio	Personal Investment Class: Inception (5/31/2001)	0.02%	2.06%	1.73%	May 31, 2001

Tax-Free Cash Reserve Portfolio
Fund Summaries - TAX-FREE CASH RESERVE PORTFOLIO
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tax-Free Cash Reserve Portfolio Personal Investment Class, Tax-Free Cash Reserve Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tax-Free Cash Reserve Portfolio Personal Investment Class, Tax-Free Cash Reserve Portfolio
Management Fees		0.23%
Distribution and/or Service (12b-1) Fees	[1]	0.75%
Other Expenses		0.06%
Total Annual Fund Operating Expenses		1.04%
Fee Waiver and/or Expense Reimbursement	[2]	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%
[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least December 31, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.80% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Tax-Free Cash Reserve Portfolio Personal Investment Class, Tax-Free Cash Reserve Portfolio	Personal Investment Class	82	307	551	1,249

Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

The Fund invests primarily in high quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party demand feature, are treated as municipal securities. Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.

The Fund is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

The Fund may also invest in securities whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers manage liquidity, for instance, by trading in daily and weekly variable-rate demand notes.

The portfolio structure is driven to some extend by the supply and availability of municipal obligations.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Personal Investment Class year-to-date (ended September 30, 2011): 0.02% Best Quarter (ended June 30, 2007 and September 30, 2007): 0.75% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Column	1 Year	5 Years	10 Years	Inception Date
Tax-Free Cash Reserve Portfolio Personal Investment Class, Tax-Free Cash Reserve Portfolio	Personal Investment Class: Inception (12/4/2000)	0.02%	1.43%	1.25%	Dec. 04, 2000